UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating revenues
Contract revenues	$ 320.1	$ 262.0
Reimbursable revenues	7.7	4.5
Other revenues	5.2	8.5
Total operating revenues	333.0	275.0
Operating expenses
Vessel and rig operating expenses	123.5	88.7
Reimbursable expenses	7.3	4.1
Depreciation and amortization	43.9	30.9
General and administrative expenses	12.0	13.8
Total operating expenses	186.7	137.5
Net operating income	146.3	137.5
Financial items
Interest income	1.4	1.2
Interest expenses	(24.8)	(17.9)
Gain/ (loss) on derivative financial instruments	28.6	(10.5)
Foreign currency exchange loss	(1.0)	(1.4)
Total financial items	4.2	(28.6)
Income before income taxes	150.5	108.9
Income taxes	(12.0)	(15.8)
Net income	138.5	93.1
Net income attributable to Seadrill Partners LLC members	41.9	93.1
Net income attributable to the non-controlling interest	$ 96.6	$ 0
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	$ 0.99	$ 0
Subordinated unitholders (in dollars per share)	$ 0.99	$ 0